Commitments and Contingencies	3 Months Ended
Mar. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
COMMITMENTS AND CONTINGENCIES
Legal Matters
Apache is party to various legal actions arising in the ordinary course of business, including litigation and governmental and regulatory controls. As of March 31, 2016, the Company has an accrued liability of approximately $14 million for all legal contingencies that are deemed to be probable of occurring and can be reasonably estimated. Apache’s estimates are based on information known about the matters and its experience in contesting, litigating, and settling similar matters. Although actual amounts could differ from management’s estimate, none of the actions are believed by management to involve future amounts that would be material to Apache’s financial position, results of operations, or liquidity after consideration of recorded accruals. For material matters that Apache believes an unfavorable outcome is reasonably possible, the Company has disclosed the nature of the matter and a range of potential exposure, unless an estimate cannot be made at this time. It is management’s opinion that the loss for any other litigation matters and claims that are reasonably possible to occur will not have a material adverse effect on the Company’s financial position, results of operations, or liquidity.
For additional information on each of the Legal Matters described below, please see Note 9—Commitments and Contingencies to the consolidated financial statements contained in Apache’s Annual Report on Form 10-K for the fiscal year ended December 31, 2015.
Argentine Environmental Claims and Argentina Tariff
No material change in the status of the YPF Sociedad Anónima and Pioneer Natural Resources Company indemnities matters has occurred since the filing of Apache’s Annual Report on Form 10-K for the fiscal year ended December 31, 2015.
Louisiana Restoration
As more fully described in Apache’s Annual Report on Form 10-K for its 2015 fiscal year, numerous surface owners have filed claims or sent demand letters to various oil and gas companies, including Apache, claiming that, under either express or implied lease terms or Louisiana law, the companies are liable for damage measured by the cost of restoration of leased premises to their original condition as well as damages for contamination and cleanup.
In respect of three lawsuits filed by the Parish of Plaquemines against the Company and other oil and gas producers in the 25th Judicial District Court for the Parish of Plaquemines, State of Louisiana (captioned Parish of Plaquemines v. Rozel Operating Company et al., Docket No. 60-996; Parish of Plaquemines v. Apache Oil Corporation et al., Docket No. 61-000; and Parish of Plaquemines v. HHE Energy Company et al., Docket No. 60-983), in April 2016 the Plaquemines Parish Council reversed course and decided not to dismiss the lawsuits. The Louisiana Attorney General has announced his intention to intervene in the three Plaquemines Parish proceedings and in the Cameron Parish proceedings in the Parish’s 38th Judicial District Court, captioned Parish of Cameron v. BEPCO, L.P., et al., Docket No. 10-19572; Parish of Cameron v. BP America Production Company et al., Docket No. 10-19576; Parish of Cameron v. Apache Corporation (of Delaware) et al., Docket No. 10-19579; Parish of Cameron v. Atlantic Richfield Company et al., Docket No. 10-19577; Parish of Cameron v. Alpine Exploration Companies, Inc., et al., Docket No. 19580; and Parish of Cameron v. Auster Oil and Gas, Inc., et al, Docket No. 10-19582.
No other material change in the status of these matters has occurred since the filing of Apache’s Annual Report on Form 10-K for the fiscal year ended December 31, 2015.

Apollo Exploration Lawsuit
In a fourth amended petition filed on March 21, 2016, in a case captioned Apollo Exploration, LLC, Cogent Exploration, Ltd. Co. & SellmoCo, LLC v. Apache Corporation, Cause No. CV50538 in the 385th Judicial District Court, Midland County, Texas, plaintiffs have reduced their alleged damages to approximately $500 million (having previously claimed in excess of $1.1 billion) relating to certain purchase and sale agreements, mineral leases, and areas of mutual interest agreements concerning properties located in Hartley, Moore, Potter, and Oldham Counties, Texas. Apache believes that plaintiffs’ claims lack merit, and further that plaintiffs’ alleged damages, even as amended, are grossly inflated. Apache will vigorously oppose the claims. No other material change in the status of these matters has occurred since the filing of Apache’s Annual Report on Form 10-K for the fiscal year ended December 31, 2015.
Escheat Audits
There has been no other material change with respect to the review of the books and records of the Company and its subsidiaries and related entities by the State of Delaware, Department of Finance (Unclaimed Property), to determine compliance with the Delaware Escheat Laws, since the filing of Apache’s Annual Report on Form 10-K for the fiscal year ended December 31, 2015.
Burrup-Related Gas Supply Lawsuits
In the cases captioned Radhika Oswal v. Australia and New Zealand Banking Group Limited (ANZ) et al., No. SCI 2011 4653 and Pankaj Oswal v. Australia and New Zealand Banking Group Limited (ANZ) et al., No. SCI 2012 01995, in the Supreme Court of Victoria, trial is set to commence on May 30, 2016. No other material change in the status of this matter has occurred since the filing of Apache’s Annual Report on Form 10-K for the fiscal year ended December 31, 2015.
Environmental Matters
As of March 31, 2016, the Company had an undiscounted reserve for environmental remediation of approximately $56 million. The Company is not aware of any environmental claims existing as of March 31, 2016, that have not been provided for or would otherwise have a material impact on its financial position, results of operations, or liquidity. There can be no assurance, however, that current regulatory requirements will not change or past non-compliance with environmental laws will not be discovered on the Company’s properties.

With respect to the summons and information containing charges relating to a leak of produced water in the Zama area that occurred on or between October 3 and October 25, 2013, and the summons and information containing charges relating to a leak of produced water in the Belloy Field operating area that occurred on or about January 20, 2014, the Company does not expect the economic impact of these incidents to have a material effect on the Company’s financial position, results of operations, or liquidity. No other material change in the status of these matters has occurred since the filing of Apache’s Annual Report on Form 10-K for the fiscal year ended December 31, 2015.
LNG Divestiture Dispute

In respect of the purchase by Woodside of the Wheatstone and Kitimat LNG projects and accompanying upstream oil and gas reserves from the Company and its subsidiaries, several court proceedings are pending in the Supreme Court of Western Australia (Case Nos. 2315 of 2015, 2798 of 2015, 1504 of 2016, 1520 of 2016, and 1521 of 2016) concerning or arising out of the Wheatstone sale and purchase agreement, including whether certain amounts are due and owing Apache from Woodside and whether certain of Woodside’s purchase price adjustment claims are time-barred. In addition, Woodside is attempting to commence third party expert determination proceedings at the ICC International Centre for ADR in respect of certain aspects of its purchase price adjustment claims. The Company believes that under the terms of the sale and purchase agreements, Woodside’s requests for payment of purchase price adjustments lack merit and further that Woodside must reimburse Apache certain costs relating to Wheatstone and Kitimat; therefore, the Company has not recorded a liability associated with this dispute. No other material change in the status of these matters has occurred since the filing of Apache’s Annual Report on Form 10-K for the fiscal year ended December 31, 2015.